Intangible assets, net	12 Months Ended
Dec. 31, 2024
Intangible assets, net
Intangible assets, net
9.	Intangible assets, net

	As of December 31, 2023				As of December 31, 2024
	Cost	Accumulated amortization (Note a)	Accumulated Impairment	Net amount	Cost	Accumulated amortization (Note a)	Accumulated Impairment	Net amount
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Domain names	14,644	(14,644)	—	—	15,004	(15,004)	—	—
Trademarks	24,987	(13,037)	—	11,950	24,987	(16,811)	—	8,176
Payment license (Note b)	319,660	—	—	319,660	319,660	—	—	319,660
Others	73,773	(55,655)	(16,907)	1,211	72,574	(55,659)	(16,907)	8

Total	433,064	(83,336)	(16,907)	332,821	432,225	(87,474)	(16,907)	327,844

Notes:

(a)
Amortization expenses for intangible assets were RMB3,256, RMB3,778 and RMB3,778 for the years ended December 31, 2022, 2023 and 2024, respectively. Amortization expenses are expected to be at RMB3,778 for the years ending December 31, 2025, 2026, and RMB628 for 2027, and nil for 2028 and 2029, respectively.

(b)
Payment license has a legal life of 5 years, which enables the Group to provide payment services and qualifies as a paying institution. The Group renewed the license on June 27, 2022 with expiry date in June 2027. The Group believes it would be able to renew the payment license at minimal cost continuously and has the ability to do so. As a result, the payment license is considered by the Group as having an indefinite life because it is expected to contribute to net cash inflow indefinitely.

(c)
When performing the impairment analysis for intangible assets, the Company will first perform a qualitative assessment to determine whether it is necessary to perform a quantitative impairment test. If the qualitative factors indicate that the carrying amount of the intangible assets is more likely than not to exceed the fair value, then a quantitative impairment test is performed. To perform a quantitative impairment test of intangible assets, the Company performs an assessment that consists of a comparison of the fair values of the intangible assets with their carrying amounts. An impairment is recognized in an amount equal to the excess of the carrying amounts over the fair values of the intangible assets. No impairment on intangible assets was recognized during the years ended December 31, 2022, 2023 and 2024.